Property and Equipment (Tables) (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Property and Equipment

Fixed assets are recorded at cost and consist of the following at December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Site equipment	$8,856,000	$11,566,000
Machinery and equipment	1,570,000	1,887,000
Furniture and fixtures	314,000	461,000
Leasehold improvements	1,240,000	1,240,000
Vehicle	15,000	15,000
	11,995,000	15,169,000
Accumulated depreciation	(9,173,000)	(10,502,000)
Total	$2,822,000	$4,667,000

Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Property and Equipment

Property and equipment consist of the following:

	June 30,	December 31,
	2020	2019
Laboratory and manufacturing equipment	$287,342	$261,164
Leasehold improvements	414,504	414,504
	701,846	675,668
Less: accumulated depreciation and amortization	(69,543)	(21,905)
Property and equipment, net	$632,303	$653,763

Property and equipment consist of the following:

	December 31,
	2019	2018
Laboratory and manufacturing equipment	$261,164	$69,597
Leasehold improvements	414,504	-
	675,668	69,597
Less: accumulated depreciation and amortization	(21,905)	(1,498)
Property and equipment, net	$653,763	$68,099